Summary of Principal Accounting Policies - Schedule of Revenues by Primary Geographical Markets based on the Location of Customers (Details) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Revenues by Primary Geographical Markets Based on the Location of Customers [Line Items]
Revenues	$ 7,736,200	$ 8,691,600
Membership and Top-up Streaming Services Revenue [Member]
Schedule of Revenues by Primary Geographical Markets Based on the Location of Customers [Line Items]
Revenues	6,590,400	8,048,200
Online Advertising Services [Member]
Schedule of Revenues by Primary Geographical Markets Based on the Location of Customers [Line Items]
Revenues	634,700	643,400
Content licensing [Member]
Schedule of Revenues by Primary Geographical Markets Based on the Location of Customers [Line Items]
Revenues	511,100
United States and Canada [Member]
Schedule of Revenues by Primary Geographical Markets Based on the Location of Customers [Line Items]
Revenues	2,890,200	4,654,900
United States and Canada [Member] | Membership and Top-up Streaming Services Revenue [Member]
Schedule of Revenues by Primary Geographical Markets Based on the Location of Customers [Line Items]
Revenues	2,890,200	4,654,900
United States and Canada [Member] | Online Advertising Services [Member]
Schedule of Revenues by Primary Geographical Markets Based on the Location of Customers [Line Items]
Revenues
United States and Canada [Member] | Content licensing [Member]
Schedule of Revenues by Primary Geographical Markets Based on the Location of Customers [Line Items]
Revenues
Asia Pacific [Member]
Schedule of Revenues by Primary Geographical Markets Based on the Location of Customers [Line Items]
Revenues	3,258,800	2,230,100
Asia Pacific [Member] | Membership and Top-up Streaming Services Revenue [Member]
Schedule of Revenues by Primary Geographical Markets Based on the Location of Customers [Line Items]
Revenues	2,103,000	1,586,700
Asia Pacific [Member] | Online Advertising Services [Member]
Schedule of Revenues by Primary Geographical Markets Based on the Location of Customers [Line Items]
Revenues	634,700	643,400
Asia Pacific [Member] | Content licensing [Member]
Schedule of Revenues by Primary Geographical Markets Based on the Location of Customers [Line Items]
Revenues	511,100
EMEA [Member]
Schedule of Revenues by Primary Geographical Markets Based on the Location of Customers [Line Items]
Revenues	1,281,800	1,136,800
EMEA [Member] | Membership and Top-up Streaming Services Revenue [Member]
Schedule of Revenues by Primary Geographical Markets Based on the Location of Customers [Line Items]
Revenues	1,281,800	1,136,800
EMEA [Member] | Online Advertising Services [Member]
Schedule of Revenues by Primary Geographical Markets Based on the Location of Customers [Line Items]
Revenues
EMEA [Member] | Content licensing [Member]
Schedule of Revenues by Primary Geographical Markets Based on the Location of Customers [Line Items]
Revenues
Latin America [Member]
Schedule of Revenues by Primary Geographical Markets Based on the Location of Customers [Line Items]
Revenues	315,400	669,800
Latin America [Member] | Membership and Top-up Streaming Services Revenue [Member]
Schedule of Revenues by Primary Geographical Markets Based on the Location of Customers [Line Items]
Revenues	315,400	669,800
Latin America [Member] | Online Advertising Services [Member]
Schedule of Revenues by Primary Geographical Markets Based on the Location of Customers [Line Items]
Revenues
Latin America [Member] | Content licensing [Member]
Schedule of Revenues by Primary Geographical Markets Based on the Location of Customers [Line Items]
Revenues